Commitments and Contingencies - Schedule of Capital And Other Commitments (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Capital And Other Commitments [Abstract]
Construction in progress	¥ 140,022
Investments	24,332
Capital expenditures contracted	¥ 164,354